SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - GBP (£)	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	£ 512,182	£ 362,215
Total gross deferred tax assets	512,182	362,215
Valuation allowance	(512,182)	(362,215)
Net current deferred tax assets